Investments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of investments

	As at December 31	As at December 31
(in millions of U.S. dollars)	2022	2021
MARKETABLE EQUITY SECURITIES
Artemis Gold Inc.	24.0	40.3
Talisker Resources Ltd.	5.1	9.1
Other marketable securities	6.4	8.3
Total marketable equity securities	35.5	57.7
Other investments(1)	0.1	1.8
Total investments	35.6	59.5
1.Other investments includes units not yet available for trading.

In January 2023, the Company sold its investment in Artemis Gold Inc. for net proceeds of $23.4 million.